SHARE-BASED COMPENSATION AND EMPLOYEE SHARE PURCHASE PLAN Allocation of Recognized Period Costs (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
2017 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Amounts capitalized to property, plant and equipment	[1]	$ 1
Total share-based compensation	[1]	5
Total tax benefit recognized in the consolidated statements of operations	[1]	1
2017 Omnibus Plan | Operation and maintenance expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Expense	[1]	1
2017 Omnibus Plan | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Expense	[1]	$ 3
2015 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Amounts capitalized to property, plant and equipment			$ 5		$ 5
Total share-based compensation			59		18
Total tax benefit recognized in the consolidated statements of operations			49		5
2015 Long-Term Incentive Plan [Member] | Operation and maintenance expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Expense			2		2
2015 Long-Term Incentive Plan [Member] | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based Compensation Expense			$ 52	[2]	$ 11

[1]	All amounts for the year ended December 31, 2017 relate to the 2017 Omnibus Plan; see below for further discussion on the 2017 Omnibus Plan.
[2]	Amount for the year ended December?31, 2016 includes the expense recognized due to the accelerated vesting of the share-based awards upon completion of the Merger as described below.